Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2019	€ 2,159	€ 287,214	€ 16,551		€ 151	€ (211,746)	€ 94,329	€ (496)	€ 93,833
Balance at beginning of period (in shares) at Dec. 31, 2019	53,975,838
Result for the period						(20,167)	(20,167)	(30)	(20,197)
Other comprehensive income					121		121		121
Recognition of share-based payments	€ 2	283	4,542				4,827		4,827
Issue of ordinary shares	€ 2	270					272		272
Issue of ordinary shares (in shares)	100,902
Treasury shares transferred (in shares)	(296,122)
Shares options lapsed			(60)			60
Share options exercised		712	(458)			458	712		712
Share options exercised (in shares)	296,122
Balance at end of period at Jun. 30, 2020	€ 2,163	288,479	20,575		272	(231,395)	80,094	(526)	79,568
Balance at end of period (in shares) at Jun. 30, 2020	54,076,740
Balance at beginning of period at Dec. 31, 2020	€ 2,165	288,757	23,825	€ 280	(189)	(257,747)	57,091	(545)	56,546
Balance at beginning of period (in shares) at Dec. 31, 2020	54,131,553
Result for the period						(28,353)	(28,353)	(18)	(28,371)
Other comprehensive income					255		255		255
Recognition of share-based payments	€ 5	382	2,719				3,106		3,106
Recognition of share-based payments (in shares)	112,657
Issue of ordinary shares	€ 660	84,594					85,254		85,254
Issue of ordinary shares (in shares)	16,508,475
Treasury shares transferred (in shares)	(127,303)
Shares options lapsed			(160)			160
Share options exercised		753	(541)			541	753		753
Share options exercised (in shares)	243,189
Balance at end of period at Jun. 30, 2021	€ 2,830	€ 374,486	€ 25,843	€ 280	€ 66	€ (285,399)	€ 118,106	€ (563)	€ 117,543
Balance at end of period (in shares) at Jun. 30, 2021	70,868,571